Shareholders' Equity and Share-based Compensation - Additional Information (Detail) (USD $)	3 Months Ended				12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized	5,000,000				5,000,000
Quarterly dividends per share declared		$ 0.00	$ 0.00	$ 0.00	$ 2.65	$ 0.00	$ 0.00
Dividends declared date					Jul. 24, 2012
Dividends declared, record date					Aug. 13, 2012
Dividends declared, payment date					Aug. 16, 2012
Dividends paid	$ 2,500,000,000
Maximum amount authorized for repurchase of common stock					10,000,000,000
Number of years expected to execute repurchase program					3 years
Maximum amount authorized for accelerated share repurchase program with a financial institution					2,000,000,000
Change in fair value of available-for-sale securities, net of tax					601,000,000	(41,000,000)	123,000,000
Change in unrealized gain (loss) on available-for-sale securities, tax					(353,000,000)	24,000,000	(72,000,000)
Changes in fair value of derivatives, tax					73,000,000	(50,000,000)	97,000,000
Derivative gains (losses) reclassified from other comprehensive income to income, tax					220,000,000	(250,000,000)	43,000,000
Maximum portion of pre-tax earnings under Savings Plan that can be deferred by participating U.S. employees					17,000
Employer contribution to Savings Plan					114,000,000	90,000,000	72,000,000
Fair value of vested RSUs as of vesting date					3,300,000,000	1,500,000,000	1,000,000,000
The total shares withheld upon vesting of RSUs					2,300,000	1,600,000	1,800,000
Taxes paid related to net share settlement of equity awards					1,200,000,000	520,000,000	406,000,000
Total intrinsic value of options at the time of exercise					2,300,000,000	2,600,000,000	2,000,000,000
Stock option, granted share (whole number)						1,370	34,000
Weighted-average grant date fair value						$ 181.13	$ 108.58
Options assumed					41,000		98,000
Weighted-average fair value of stock purchase rights per share					$ 108.44	$ 71.47	$ 45.03
Income tax benefit related to share-based compensation expense					567,000,000	467,000,000	314,000,000
Total unrecognized compensation cost on stock options and RSUs	4,200,000,000				4,200,000,000
Total unrecognized compensation cost on stock options and RSUs, weighted-average recognition period (in years)					3 years 3 months 18 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Rate of contribution to Savings Plan as a percentage of employees contribution					50.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Rate of contribution to Savings Plan as a percentage of employees contribution					100.00%
Rate of contribution to Savings Plan as a percentage of employees earning					6.00%
Business Combinations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value					$ 405.39		$ 216.82
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance under Employee Benefit Plans (in shares)	2,500,000				2,500,000
Employee common stock purchases through payroll deductions, price as a percentage of fair market value					85.00%
Employee stock purchase plan offering period					6 months
Percentage of employee's payroll deductions under employee compensation, maximum	10.00%				10.00%
Employee Stock Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock purchase program authorized amount					$ 25,000
Employee Stock Plan, 2003 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted exercisable period					4 years
Shares reserved for future issuance under Employee Benefit Plans (in shares)	37,100,000				37,100,000
Employee Stock Plan, 2003 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of options granted under Employee Benefit Plans					7 years
RSUs granted vesting period					2 years
Employee Stock Plan, 2003 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of options granted under Employee Benefit Plans					10 years
RSUs granted vesting period					4 years
Directors Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance under Employee Benefit Plans (in shares)	184,000				184,000
Share based compensation, expiration date					Nov. 09, 2019